Investment Portfolio - March 31, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 93.3%

ALABAMA - 0.8%

Birmingham Water Works Board, Water Utility Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2031	Aa2	$1,715,000	$2,018,298

ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1	500,000	534,280

ARIZONA - 3.2%

Gilbert, Public Impt., G.O. Bond	5.000%	7/1/2021	Aaa	800,000	838,936
Maricopa County Unified School District No. 89-Dysart, G.O. Bond	5.000%	7/1/2026	A2	1,000,000	1,145,620
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	1,050,000	1,176,525
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2	1,200,000	1,386,540
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2	1,525,000	1,569,804
Pima County Sewer System, Unrefunded Balance, Series B, Revenue Bond	5.000%	7/1/2022	AA2	530,000	555,339
Scottsdale, Water & Sewer, Revenue Bond	5.250%	7/1/2022	Aaa	1,130,000	1,237,746
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA2	460,000	468,662

					8,379,172

ARKANSAS - 0.6%

Arkansas State, Highway Impt., G.O. Bond	5.000%	6/15/2021	Aa1	525,000	549,649
Beaver Water of Benton & Washington Counties, Revenue Bond	4.000%	11/15/2021	AA2	1,000,000	1,017,910

					1,567,559

COLORADO - 2.2%

Aurora Water, Green Bond, Revenue Bond	4.000%	8/1/2046	AA2	2,000,000	2,196,460
Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AAA[2]	1,000,000	1,224,350
Denver, Public Impt., Series C, G.O. Bond	5.000%	8/1/2021	Aaa	1,785,000	1,876,428
Garfield Pitkin & Eagle Counties School District No. 1 Roaring Fork, G.O. Bond	5.000%	12/15/2024	Aa2	500,000	531,905

					5,829,143

DISTRICT OF COLUMBIA - 5.0%

District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2	900,000	1,054,890

Investment Portfolio - March 31, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

DISTRICT OF COLUMBIA (continued)

District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2	$1,000,000	$1,093,710
District of Columbia Water & Sewer Authority, Sewer Impt., Series A, Revenue Bond	4.000%	10/1/2049	Aa2	2,000,000	2,248,180
District of Columbia, Public Impt., Series A, G.O. Bond	5.000%	6/1/2022	Aaa	1,385,000	1,499,941
District of Columbia, Public Impt., Series A, G.O. Bond	4.000%	10/15/2044	Aaa	2,750,000	3,143,222
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2022	Aaa	1,250,000	1,353,738
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2026	Aaa	750,000	917,835
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2035	Aaa	1,000,000	1,225,910
District of Columbia, Series A, Revenue Bond	5.000%	12/1/2021	Aa1	515,000	548,284

					13,085,710

FLORIDA - 5.4%

Florida State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2048	Aaa	2,000,000	2,246,480
Florida State, Series A, G.O. Bond	5.000%	6/1/2021	Aaa	1,345,000	1,405,633
Florida State, Series A, G.O. Bond	5.000%	6/1/2021	Aaa	750,000	783,810
Florida State, Series B, G.O. Bond	5.000%	6/1/2024	Aaa	930,000	1,073,118
Fort Lauderdale, Water & Sewer, Revenue Bond	4.000%	3/1/2026	Aa1	1,180,000	1,311,346
Lee County, Water & Sewer, Series B, Revenue Bond	5.000%	10/1/2021	Aa2	750,000	793,778
Miami Beach, Water & Sewer, Revenue Bond	5.000%	9/1/2047	Aa3	1,400,000	1,662,024
Miami-Dade County, Water & Sewer, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,260,400
Miami-Dade County, Water & Sewer, Sewer Impt., Series B, Revenue Bond	4.000%	10/1/2049	Aa3	1,000,000	1,116,930
Orlando Utilities Commission, Series B, Revenue Bond	5.000%	10/1/2021	Aa2	800,000	846,696
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	565,075

					14,065,290

GEORGIA - 1.9%

Atlanta, Water & Wastewater System, Revenue Bond	3.000%	11/1/2036	Aa2	525,000	554,846
Atlanta, Water & Wastewater System, Revenue Bond	3.000%	11/1/2037	Aa2	555,000	589,665
Forsyth County, Water & Sewerage Authority, Revenue Bond	5.000%	4/1/2026	Aaa	760,000	874,129

Investment Portfolio - March 31, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

GEORGIA (continued)

Georgia State, Series C, G.O. Bond	5.000%	7/1/2028	Aaa	$2,295,000	$2,884,448

					4,903,088

HAWAII - 1.4%

Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3	1,750,000	1,956,115
Honolulu County, Public Impt., Series C, G.O. Bond	3.000%	8/1/2040	Aa1	500,000	518,255
Honolulu County, Transit Impt., G.O. Bond	4.000%	9/1/2042	Aa1	600,000	692,070
Honolulu County, Transit Impt., G.O. Bond	4.000%	9/1/2043	Aa1	420,000	483,433

					3,649,873

ILLINOIS - 1.3%

Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA2	500,000	518,610
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA2	625,000	655,081
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1	2,000,000	2,313,260

					3,486,951

INDIANA - 0.3%

Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3	745,000	748,926

IOWA - 1.5%

Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2	2,000,000	2,270,000
Dallas County, Series A, G.O. Bond	3.000%	6/1/2021	Aaa	980,000	1,001,815
Johnston, Public Impt., Series A, G.O. Bond	5.000%	6/1/2023	AA2	520,000	581,620

					3,853,435

KANSAS - 0.2%

Johnson County Water District No.1, Water Utility Impt., Series B, Revenue Bond	5.000%	7/1/2021	Aaa	585,000	613,472

LOUISIANA - 0.4%

New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A2	600,000	626,262
Shreveport, Water & Sewer, Series B, Revenue Bond, AGM	3.000%	12/1/2022	A2	300,000	312,765

					939,027

Investment Portfolio - March 31, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

MAINE - 1.0%

Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2	$570,000	$596,192
Maine Turnpike Authority, Highway Impt., Revenue Bond, AGM	5.250%	7/1/2021	Aa3	500,000	525,240
Portland, School Impt., G.O. Bond	5.000%	10/1/2021	Aa1	1,370,000	1,449,337

					2,570,769

MARYLAND - 8.3%

Baltimore County, G.O. Bond	5.000%	3/1/2023	Aaa	665,000	738,203
Baltimore County, G.O. Bond	5.000%	3/1/2024	Aaa	730,000	836,821
Baltimore County, Public Impt., G.O. Bond	5.000%	3/1/2021	Aaa	450,000	466,078
Baltimore, Sewer Impt., Series A, Revenue Bond	4.000%	7/1/2044	Aa2	2,000,000	2,243,520
Baltimore, Sewer Impt., Series C, Revenue Bond	5.000%	7/1/2026	Aa2	815,000	989,198
Baltimore, Water Utility Impt., Series C, Revenue Bond	4.000%	7/1/2036	A1	765,000	881,548
Baltimore, Water Utility Impt., Series C, Revenue Bond	4.000%	7/1/2037	A1	555,000	637,523
Maryland, School Impt., First Series, G.O. Bond	4.000%	6/1/2027	Aaa	2,000,000	2,222,760
Maryland, School Impt., Series A, G.O. Bond	5.000%	8/1/2021	Aaa	1,000,000	1,051,900
Maryland, School Impt., Series A, G.O. Bond	5.000%	3/15/2028	Aaa	3,000,000	3,736,770
Montgomery County, Public Impt., Series A, G.O. Bond	5.000%	11/1/2032	Aaa	2,365,000	3,026,278
Prince George’s County, Public Impt., Series B, G.O. Bond	5.000%	7/15/2022	Aaa	1,615,000	1,756,700
Washington Suburban Sanitary Commission, Water Utility Impt., Prerefunded Balance, Revenue Bond	3.000%	6/1/2022	Aaa	2,885,000	2,949,537

					21,536,836

MASSACHUSETTS - 2.7%

Massachusetts Water Resources Authority, Series B, Revenue Bond, AGM	5.250%	8/1/2032	Aa1	970,000	1,348,329
Massachusetts, Series B, G.O. Bond	5.000%	7/1/2024	Aa1	410,000	474,472
Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1	3,000,000	3,019,050
North Reading, School Impt., G.O. Bond	5.000%	5/15/2035	Aa2	2,000,000	2,137,840

					6,979,691

MICHIGAN - 0.3%

Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA2	820,000	840,926

MINNESOTA - 0.9%

Minnesota State, Series D, G.O. Bond	5.000%	8/1/2024	Aa1	2,000,000	2,325,860

Investment Portfolio - March 31, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

MISSOURI - 1.2%

Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2	$750,000	$847,215
Metropolitan St Louis Sewer District, Sewer Impt., Series C, Revenue Bond	4.000%	5/1/2041	Aa1	2,000,000	2,205,040

					3,052,255

NEBRASKA - 0.3%

Omaha, Public Impt., Series A, G.O. Bond	2.500%	1/15/2023	Aa2	760,000	786,296

NEVADA - 0.5%

Clark County, Stadium Impt., Series A, G.O. Bond	5.000%	6/1/2036	Aa1	1,155,000	1,437,467

NEW MEXICO - 1.4%

Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2	1,250,000	1,357,875
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	2,000,000	2,243,720

					3,601,595

NEW YORK - 16.8%

New York City Transitional Finance Authority, Building Aid, Series S-4A, Revenue Bond	5.000%	7/15/2023	Aa2	645,000	720,975
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2026	Aa1	1,000,000	1,140,260
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries C-2, Revenue Bond	5.000%	5/1/2037	Aa1	2,740,000	3,333,676
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1	3,000,000	3,077,040
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2040	Aa1	3,500,000	4,236,680
New York City Water & Sewer System, Water Utility Impt., Series DD, Revenue Bond	5.000%	6/15/2047	Aa1	3,000,000	3,520,800
New York City, Public Impt., Subseries D1, G.O. Bond	4.000%	12/1/2042	Aa1	1,255,000	1,412,502
New York City, Public Impt., Subseries F-3, G.O. Bond	5.000%	12/1/2024	Aa1	825,000	964,656
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa1	2,000,000	2,247,680
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa1	2,000,000	2,247,680
New York City, Series D, G.O. Bond	5.000%	8/1/2025	Aa1	700,000	772,891

Investment Portfolio - March 31, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

NEW YORK (continued)

New York City, Series J, G.O. Bond	5.000%	8/1/2023	Aa1	$950,000	$1,067,648
New York State Dormitory Authority, Public Impt., Series C, Revenue Bond	5.000%	3/15/2023	Aa1	2,000,000	2,215,060
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2048	Aa1	3,000,000	3,321,270
New York State Dormitory Authority, School Impt., Series E, Revenue Bond	5.000%	3/15/2048	Aa1	3,000,000	3,644,280
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	860,000	967,878
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	423,032
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	2/15/2026	Aa1	1,025,000	1,167,916
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	2/15/2028	Aa1	2,950,000	3,357,720
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1	765,000	848,867
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2023	A1	2,805,000	3,130,128

					43,818,639

NORTH CAROLINA - 3.8%

Charlotte, Series A, G.O. Bond	5.000%	8/1/2022	Aaa	615,000	670,116
Charlotte, Series A, G.O. Bond	4.000%	6/1/2025	Aaa	3,510,000	4,005,261
Charlotte, Water & Sewer System, Revenue Bond	4.000%	7/1/2047	Aaa	2,000,000	2,250,300
Mecklenburg County, Series A, G.O. Bond	5.000%	12/1/2024	Aaa	2,000,000	2,348,480
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA2	580,000	591,217

					9,865,374

OHIO - 6.7%

American Municipal Power, Inc., Fremont Energy Center Project, Prerefunded Balance, Series B, Revenue Bond	5.000%	2/15/2023	A1	1,895,000	2,029,526
Brecksville-Broadview Heights City School District, School Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2048	Aa2	1,000,000	1,131,570
Cincinnati Water System, Series A, Revenue Bond	4.000%	12/1/2025	Aaa	625,000	718,969
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa	500,000	617,425
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa	1,000,000	1,206,090
Columbus, Sewer Impt., Revenue Bond	5.000%	6/1/2026	Aa1	520,000	606,996
Hamilton Wastewater System, Sewer Impt., Revenue Bond, BAM	4.000%	10/1/2041	A1	1,235,000	1,386,917

Investment Portfolio - March 31, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

OHIO (continued)

Mason, Recreational Facility Impt., Series A, G.O. Bond	3.000%	12/1/2023	Aaa	$595,000	$631,277
Mason, Recreational Facility Impt., Series B, G.O. Bond	1.500%	12/1/2020	Aaa	640,000	641,773
Mason, Recreational Facility Impt., Series B, G.O. Bond	2.000%	12/1/2023	Aaa	680,000	695,973
Mentor, G.O. Bond	5.000%	12/1/2021	AA2	810,000	861,095
Middletown City School District, School Impt., Prerefunded Balance, G.O. Bond	5.250%	12/1/2040	AA2	1,000,000	1,108,640
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	3.000%	11/15/2040	Aa1	2,080,000	2,183,646
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	4.000%	11/15/2043	Aa1	1,565,000	1,745,538
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa2	600,000	751,410
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3	610,000	646,661
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2	610,000	625,354

					17,588,860

OKLAHOMA - 0.4%

Tulsa Metropolitan Utility Authority, Water Utility Impt., Series A, Revenue Bond	3.000%	4/1/2025	Aa1	1,020,000	1,091,043

OREGON - 3.4%

Metro, Recreational Facility Impt., Series A, G.O. Bond	5.000%	6/1/2023	Aaa	825,000	892,172
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2	215,000	215,314
Oregon State, Public Impt., Series K, G.O. Bond	5.000%	8/1/2023	Aa1	575,000	647,007
Portland Building Project, Series B, G.O. Bond	5.000%	6/15/2038	Aaa	4,000,000	4,951,280
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa2	1,000,000	1,020,660
Washington & Multnomah Counties School District No. 48J Beaverton, Series B, G.O. Bond	4.000%	6/15/2021	Aa1	1,000,000	1,034,790

					8,761,223

PENNSYLVANIA - 1.6%

Allegheny County Sanitary Authority, Sewer Impt., Revenue Bond, AGM	4.000%	12/1/2035	A1	1,200,000	1,341,264
Montgomery County, Series C, G.O. Bond	5.000%	9/1/2024	Aaa	1,155,000	1,345,529

Investment Portfolio - March 31, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

PENNSYLVANIA (continued)

Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1	$1,200,000	$1,360,152

					4,046,945

SOUTH CAROLINA - 1.4%

Charleston, Waterworks & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	1/1/2022	Aaa	530,000	545,656
Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3	500,000	612,385
Lexington County, Series A, G.O. Bond	5.000%	2/1/2025	Aaa	700,000	825,342
Lexington County, Series A, G.O. Bond	5.000%	2/1/2026	Aaa	1,325,000	1,604,522

					3,587,905

TENNESSEE - 2.0%

Knoxville Electric System Revenue, Electric Light & Power Impt., Series II, Revenue Bond	3.000%	7/1/2028	Aa2	1,090,000	1,157,569
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2	800,000	868,112
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2	705,000	765,024
Memphis, Public Impt., G.O. Bond	4.000%	6/1/2044	Aa2	1,095,000	1,190,637
Robertson County, G.O. Bond	5.000%	6/1/2025	AA2	1,000,000	1,180,060

					5,161,402

TEXAS - 4.9%

Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	Aa3	500,000	548,085
Dallas Independent School District, G.O. Bond	5.000%	8/15/2029	Aaa	500,000	542,830
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2	600,000	669,654
Houston Combined Utility System, Water & Sewer, Series B, Revenue Bond	4.000%	11/15/2044	Aa2	1,000,000	1,140,840
Mansfield Independent School District, Unrefunded Balance, Series B, G.O. Bond	4.000%	2/15/2028	Aaa	505,000	516,655
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2	1,000,000	1,063,420
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1	500,000	567,205
Plano Independent School District, School Impt., G.O. Bond	5.000%	2/15/2021	Aaa	500,000	517,220
San Antonio Electric & Gas, Junior Lien, Revenue Bond	4.000%	2/1/2038	Aa2	1,000,000	1,135,180

Investment Portfolio - March 31, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)

TEXAS (continued)

San Antonio Electric & Gas, Revenue Bond	5.000%	2/1/2025	Aa1	$1,000,000	$1,084,070
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2	500,000	601,675
San Antonio Water System, Junior Lien, Series A, Revenue Bond	4.000%	5/15/2040	Aa2	2,000,000	2,266,500
San Antonio Water System, Junior Lien, Series C, Revenue Bond	5.000%	5/15/2027	Aa2	800,000	965,904
San Antonio, Public Impt., G.O. Bond	5.000%	2/1/2021	Aaa	500,000	516,240
Texas City Independent School District, School Impt., G.O. Bond	5.000%	8/15/2021	Aaa	500,000	527,060

					12,662,538

UTAH - 0.2%

Central Utah Water Conservancy District, Series B, Revenue Bond	5.000%	10/1/2025	AA2	500,000	599,700

VIRGINIA - 1.7%

Fairfax County, Water & Sewer System, Series A, Revenue Bond	4.000%	7/15/2021	Aaa	1,240,000	1,286,760
Norfolk Water & Sewer System, Revenue Bond	5.000%	11/1/2021	Aa2	500,000	530,875
Norfolk Water & Sewer System, Revenue Bond	5.000%	11/1/2029	AA2	2,000,000	2,526,740

					4,344,375

WASHINGTON - 5.9%

King County School District No. 405 Bellevue, School Impt., Prerefunded Balance, G.O. Bond	4.375%	12/1/2026	Aaa	1,000,000	1,037,640
King County, Series E, G.O. Bond	5.000%	6/1/2022	Aaa	2,000,000	2,165,080
King County, Water & Sewer, Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2024	Aa1	1,040,000	1,070,316
King County, Water & Sewer, Revenue Bond	4.000%	7/1/2045	Aa1	2,000,000	2,143,380
King County, Water & Sewer, Series B, Revenue Bond	5.000%	7/1/2027	Aa1	1,000,000	1,153,660
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1	2,435,000	2,732,800
Washington State, Highway Impt., Series C, G.O. Bond	5.000%	6/1/2022	Aaa	2,000,000	2,082,320
Washington State, School Impt., Series A, G.O. Bond	5.000%	8/1/2029	Aaa	2,500,000	3,115,975

					15,501,171

Investment Portfolio - March 31, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)

WISCONSIN - 3.5%

Kenosha, G.O. Bond	2.500%	9/1/2024	Aa2	$1,000,000	$1,052,820
Madison Water Utility, Series A, Revenue Bond	5.000%	1/1/2027	Aa2	1,045,000	1,292,362
Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%	6/1/2031	A2	1,000,000	1,056,790
Wisconsin State Environmental Improvement Fund, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2022	AAA[2]	750,000	812,415
Wisconsin State, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.000%	5/1/2031	Aa1	1,000,000	1,030,400
Wisconsin State, Series 3, G.O. Bond	5.000%	11/1/2025	Aa1	2,900,000	3,188,202
Wisconsin State, Series 4, G.O. Bond	5.000%	5/1/2026	Aa1	685,000	801,683

					9,234,672

TOTAL MUNICIPAL BONDS
(Identified Cost $238,509,057)					243,069,766

MUTUAL FUND - 2.3%

iShares National Muni Bond ETF
(Identified Cost $5,584,279)				53,780	6,077,678

U.S. GOVERNMENT AGENCIES - 0.5%

Other Agencies - 0.5%
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class ACA	3.35%	11/25/2033		496,291	569,782
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS	3.40%	1/25/2036		489,687	570,133

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,001,875)					1,139,915

U.S. GOVERNMENT SECURITIES - 1.9%

U.S. Treasury Bills - 1.9%
U.S. Treasury Bill	1.51%[3]	6/18/2020		1,000,000	999,799
U.S. Treasury Bill	1.51%[3]	7/16/2020		2,000,000	1,999,536
U.S. Treasury Bill	1.51%[3]	7/23/2020		2,000,000	1,999,490

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $4,978,469)					4,998,825

Investment Portfolio - March 31, 2020

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	SHARES	VALUE

SHORT-TERM INVESTMENT - 0.8%

Dreyfus Government Cash Management, Institutional Shares
(Identified Cost $ 2,153,462)	0.29%[4]	2,153,462	$2,153,462

TOTAL INVESTMENTS - 98.8%
(Identified Cost $ 252,227,142)			257,439,646
OTHER ASSETS, LESS LIABILITIES - 1.2%			3,123,173

NET ASSETS - 100%			$260,562,819

KEY:

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Represents the annualized yield at time of purchase.

4Rate shown is the current yield as of March 31, 2020.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2020

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$243,069,766	$—	$243,069,766	$—
U.S Treasury and other U.S Government agencies	6,138,740	—	6,138,740	—
Mutual fund	6,077,678	6,077,678	—	—
Short-Term Investment	2,153,462	2,153,462	—	—

Total assets	$257,439,646	$8,231,140	$249,208,506	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or March 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.